Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,638,000
Previously Paid Amount	0.00
Total Fee Amount	1,012.51
Total Offset Amount	0.00
Net Fee	1,012.51
Narrative - Max Aggregate Offering Price	$ 11,638,000
Final Prospectus	true